Unit-based compensation - Schedule of Unrecognized Compensation Expense (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule Of Unrecognized Compensation Expense Abstract
2026	$ 447,862
2027	325,219
2028	155,164
2029	0
Total	$ 928,245